CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	¥ 561,242	¥ 398,034	¥ 455,953
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	625,934	659,787	718,694
Deferred taxes	(55,530)	19,515	(11,704)
Loss on sale or disposal of property, plant and equipment	36,535	40,073	34,303
Inventory write-downs	18,880	13,716	4,415
Impairment loss	9,063	30,161
Impairment loss on marketable securities and other investments	636	902	3,055
Loss on sale of a subsidiary	13,117
Equity in net (income) losses of affiliates (including impairment charges of investments in affiliates)	5,060	7,782	69,117
Dividends from affiliates	13,929	17,591	17,415
Changes in assets and liabilities:
(Increase) / decrease in accounts receivable	22,406	17,489	(9,269)
(Increase) / decrease in receivables held for sale	(74,852)	(110,540)	(149,310)
(Increase) / decrease in credit card receivables	(22,551)	(7,497)	(13,849)
(Increase) / decrease in other receivables	(46,331)	(13,467)	(21,875)
Increase / (decrease) in allowance for doubtful accounts	3,884	2,931	(2,815)
(Increase) / decrease in inventories	13,125	32,270	(55,264)
(Increase) / decrease in prepaid expenses and other current assets	(4,966)	(10,565)	(7,661)
(Increase) / decrease in non-current receivables held for sale	(13,601)	(55,468)	(53,276)
Increase / (decrease) in accounts payable, trade	(32,544)	5,278	65,083
Increase / (decrease) in accrued income taxes	97,176	(107,166)	39,691
Increase / (decrease) in other current liabilities	31,638	16,964	(40,422)
Increase / (decrease) in accrued liabilities for point programs	(14,747)	(23,072)	(27,854)
Increase / (decrease) in liability for employees' retirement benefits	27,752	13,209	(10,732)
Increase / (decrease) in other long-term liabilities	11,488	11,925	(32,977)
Other, net	(17,612)	3,125	29,924
Net cash provided by operating activities	1,209,131	962,977	1,000,642
Cash flows from investing activities:
Purchases of property, plant and equipment	(434,919)	(493,189)	(498,668)
Purchases of intangible and other assets	(179,010)	(170,203)	(213,508)
Purchases of non-current investments	(3,465)	(5,107)	(16,186)
Proceeds from sale of non-current investments	9,345	1,753	5,235
Acquisitions of subsidiaries, net of cash acquired	15		(19,213)
Purchases of short-term investments	(9,523)	(34,613)	(39,084)
Redemption of short-term investments	4,659	50,806	68,937
Proceeds from redemption of long-term bailment for consumption to a related party	240,000		10,000
Short-term bailment for consumption to a related party			(70,000)
Proceeds from redemption of short-term bailment for consumption to a related party			70,000
Other, net	(2,353)	(641)	(1,093)
Net cash used in investing activities	(375,251)	(651,194)	(703,580)
Cash flows from financing activities:
Proceeds from long-term debt			50,000
Repayment of long-term debt	(203)	(248)	(74,989)
Proceeds from short-term borrowings	146,880	221,606	13,740
Repayment of short-term borrowings	(147,022)	(229,065)	(26,132)
Principal payments under capital lease obligations	(1,389)	(1,729)	(2,128)
Payments to acquire treasury stock	(307,486)	(473,036)
Dividends paid	(271,643)	(243,349)	(248,814)
Cash distributions to noncontrolling interests	(2,390)	(1,061)	(1,032)
Other, net	(355)	(7,375)	19,562
Net cash provided by (used in) financing activities	(583,608)	(734,257)	(269,793)
Effect of exchange rate changes on cash and cash equivalents	(1,388)	1,107	5,977
Net increase (decrease) in cash and cash equivalents	248,884	(421,367)	33,246
Cash and cash equivalents at beginning of year	105,553	526,920	493,674
Cash and cash equivalents at end of year	354,437	105,553	526,920
Cash received during the fiscal year for:
Income tax refunds	8,241	1,539	886
Cash paid during the fiscal year for:
Interest, net of amount capitalized	400	876	1,578
Income taxes	176,806	326,107	280,434
Non-cash investing and financing activities:
Assets acquired through capital lease obligations	965	940	¥ 1,513
Assets of wireless telecommunications equipment acquired through exchanges of similar equipment	3,844	3,605
Retirement of treasury stock	¥ 260,872	¥ 490,986